Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
New Jersey (89.8%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	151
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	169
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	209
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	223
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	246
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	231
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	186
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	185
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	189
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	156
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,002
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,119
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	269
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	808
[2]	Atlantic City NJ GO	5.000%	3/1/37	970	1,029
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	432
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	130
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	132
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	134
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	191
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	277
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	224
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	307
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	390
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	273
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	700
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	342
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	292
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	504
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,110
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,557
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,728
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,270
	Atlantic County NJ GO	2.000%	6/1/35	1,160	887
	Atlantic County NJ GO	2.000%	6/1/38	785	564
	Atlantic County NJ GO	2.000%	6/1/39	1,310	925
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,384
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,366
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,369
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,067
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	625
	Burlington NJ GO	3.000%	5/1/33	1,745	1,663
	Burlington NJ GO	3.000%	5/1/34	1,790	1,666
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,000	984
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,000	2,850
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	12,744
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,535
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,577
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	3,883
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,170
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,543
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,032
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,674
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,366
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,261
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	539
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	770	773
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,001
	Camden County NJ GO	3.000%	3/1/33	550	520
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,093
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,613
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	3,078
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,562
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,508
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	122
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,133
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	8,920	9,134
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,427
[1]	Clifton Board of Education GO	2.000%	8/15/41	7,780	5,224
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,249
[1]	Clifton Board Of Education GO	2.125%	8/15/43	1,155	767
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	5,564
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	367
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	543
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	432
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	621
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	632
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	897
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	684
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	355
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	348
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,298
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	476
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	790
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	163
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	502
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,416
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/50	2,750	2,312
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	933
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	3,236
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	804
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,027
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	188
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	193
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	274
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	271
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	300
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	606
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	622
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	647
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	665
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	1,000
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,515
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	3,900	3,629
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,865
	Essex County NJ GO	2.000%	9/1/33	1,905	1,587
	Essex County NJ GO	3.000%	8/15/34	1,495	1,384
	Essex County NJ GO	3.000%	8/15/35	1,600	1,458
	Essex County NJ GO	3.000%	8/15/36	1,880	1,689
	Essex County NJ GO	2.000%	9/1/36	1,250	949
	Essex County NJ GO	2.000%	9/1/37	2,035	1,491
	Essex County NJ GO	4.000%	9/1/40	1,440	1,436
	Essex County NJ GO	4.000%	9/1/42	1,340	1,314
	Essex County NJ GO	4.000%	9/1/43	1,440	1,403
	Essex County NJ GO	4.000%	9/1/46	1,000	960
	Essex County NJ GO	2.000%	9/1/47	3,900	2,367
	Essex County NJ GO	4.000%	9/1/47	1,440	1,378
	Essex County NJ GO	4.000%	9/1/48	925	883
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,159
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,137
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,199
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,891
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,644
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,362
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,876
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,400
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	306
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,264
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	387
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,101
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,700
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,297
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	623
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	275	263
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	975
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	943
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,404
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,292
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	750
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	697
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	570
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	1,964
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,122
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,114
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,482
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,831
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,500
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	1,828
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	1,791
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	1,756
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	1,723
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	1,696
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	1,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	4,305
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	11,534
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	11,613
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,472
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,427
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,352
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,382
	Hudson County NJ GO	2.000%	11/15/35	1,000	761
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,452
	Hudson County NJ GO	2.125%	11/15/37	1,000	738
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,110
	Hudson County NJ GO	2.375%	11/15/39	1,000	734
	Hudson County NJ GO	2.375%	11/15/40	1,000	724
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	1.000%	9/1/22	5,210	5,210
	Jersey City NJ GO	5.000%	11/1/31	510	563
	Jersey City NJ GO	5.000%	11/1/33	415	455
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,055
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,194
	Jersey City NJ GO	4.000%	11/1/36	1,765	1,796
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,088
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,600
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	1,000	1,063
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,660
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,590
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,646
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,224
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,640
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,743
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,458
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	2,850
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,860
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/37	2,000	2,028
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/38	1,500	1,513
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	150	155
	Monmouth County NJ GO	5.000%	7/15/34	580	654
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,522
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,226
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	961
	Monroe Township Board of Education/Middlesex County GO, Prere.	5.000%	3/1/23	3,000	3,189
	Monroe Township NJ GO	5.000%	1/15/29	425	484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe Township NJ GO	5.000%	1/15/30	440	506
	Monroe Township NJ GO	5.000%	1/15/31	450	514
	Monroe Township NJ GO	5.000%	1/15/32	450	512
	Monroe Township NJ GO	5.000%	1/15/33	460	521
	Montgomery Township NJ GO	4.000%	8/1/40	1,050	1,037
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,021
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,084
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	12/15/22	605	637
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	898
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,231
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,579
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,639
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,500	2,645
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,514
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,057
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	109
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	110
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,534
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,545
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	9,376
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	7,550
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	3,808
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	2,610	2,569
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	2,793
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,698
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	680
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,525
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	7,118
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,350
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	7,805	7,980
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	9,755
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	5,060	5,244
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,000
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,698
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,514
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,285	2,065
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/22	4,970	5,435
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	2,150	2,247
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	4,145	4,335
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	470	491
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/22	455	475
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	12/15/22	2,500	2,688
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/22	2,500	2,813
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/22	5,475	6,160
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	5,000	5,000
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	200	203
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	4,005	4,005
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,225	1,203
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	347
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	355
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,465	2,493
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,099
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	705
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	708
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,609
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	12/15/22	8,800	8,970
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,040	1,057
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,115
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,078
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	260	259
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	4,788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	2,250	2,347
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	267
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,578
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,695	3,987
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,161
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	1,892
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,280	6,498
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	4,740	4,962
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	376
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,129
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	2,914
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,052
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	3,250	3,122
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	2,803
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,153
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	644
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,189
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	8,605	8,854
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	952
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,578
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,782
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	88
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,135
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	1,982
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,749
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,321
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,154
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,643
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,207
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,285
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,482
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	133
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,078
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	484
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	383
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,010
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,205
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	327
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	254
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	527
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	605
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,253
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	517
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,215
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,944
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,626
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,291
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	289
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,114
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,019
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,341
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,450
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,056
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,384
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	393
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,680
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,472
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,321
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	101
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,606
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,020
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,011
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,672
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,465
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	882
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,557
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	80
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	606
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,562
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,213
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	892
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,816
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	774
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,489
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	2,190	2,343
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,305
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,740
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,173
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,386
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,055	1,124
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,106
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,417
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	600
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,114
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,327
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,390
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	990
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,400	4,659
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,519
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,255	1,300
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,062
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	827
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	416
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	721
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,158
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	7,200	7,382
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	10,220	10,712
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	404
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,533
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	808
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,664
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,111
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,650
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,587
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,714
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,059
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	208
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	188
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	304
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	315
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	312
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	281
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	311
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	197
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	373
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	699
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	291
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	628
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	221
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/23	10	11
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/23	1,000	1,022
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/23	2,500	2,554
	New Jersey GO	5.000%	6/1/24	5,000	5,200
	New Jersey GO	5.000%	6/1/25	5,000	5,313
	New Jersey GO	5.000%	6/1/26	5,000	5,419
	New Jersey GO	5.000%	6/1/27	5,000	5,513
	New Jersey GO	5.000%	6/1/28	5,000	5,591
	New Jersey GO	5.000%	6/1/29	2,000	2,261
	New Jersey GO	4.000%	6/1/30	3,000	3,200
	New Jersey GO	4.000%	6/1/31	15,000	16,008
	New Jersey GO	2.000%	6/1/32	3,400	2,831
	New Jersey GO	3.000%	6/1/32	11,150	10,662
	New Jersey GO	4.000%	6/1/32	3,000	3,202
	New Jersey GO	2.000%	6/1/33	1,500	1,205
	New Jersey GO	2.000%	6/1/34	2,500	1,946
	New Jersey GO	2.250%	6/1/34	2,785	2,263
	New Jersey GO	2.000%	6/1/35	1,500	1,143
	New Jersey GO	2.000%	6/1/36	1,500	1,113
	New Jersey GO	2.000%	6/1/37	1,500	1,081
	New Jersey GO	5.000%	6/1/41	2,500	2,683
	New Jersey GO, Prere.	5.000%	12/1/22	4,590	4,901
	New Jersey GO, Prere.	5.000%	12/1/22	2,760	2,947
	New Jersey GO, Prere.	5.000%	12/1/22	4,000	4,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,333
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,219
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,635
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	469
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,394
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,051
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,145
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,672
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,940
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	509
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,655
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,636
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,545
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,189
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,347
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,420

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,539
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,533
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,036
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,539
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,285
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,195	1,161
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,874
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,172
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,242
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,314
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	986
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	986
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	753
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,262
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,326
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,625
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,119
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,478
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	1,970
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,002
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,480
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	3,602
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,362
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,107
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,768
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	946
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	6,400
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,370
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,623
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	849
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,703
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,395	1,379
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,382
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,613
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,323
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,631
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,395	1,372
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,104
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,215
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	10,000	9,723
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,405	3,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,154
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	16,513
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,460
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15,000	15,407
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,000	2,875
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,647
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	5,000	3,789
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	3,746
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	8,132
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,000	9,283
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	18,965	16,954
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,287
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	7,442
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	8,130	5,959
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	18,060	16,849
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,177
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,177
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	6,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	9/1/22	13,230	13,230
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.920%	9/1/22	1,200	1,200
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	9/1/22	19,565	19,565
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/7/22	2,900	2,900
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	70
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	800	871
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	1,000	1,081
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,875	3,108
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,745	2,968
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	700	732
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	800	836
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	1,615	1,688
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	1,415	1,479
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	4,050	4,232
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	2/15/23	5,800	5,911
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/23	540	553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/27	1,165	1,268
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,595	6,341
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	7,060	6,871
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,443
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,605
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	860	656

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	742
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	755
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,028
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	860	667
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	698
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	896
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	2,000	1,393
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	730
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	629
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	753
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,023
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	666
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	673
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	19,415	19,315
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	700
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	2,000	1,344
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,120	3,020
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	454
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	653
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	681
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,127
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,921
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,234
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	973
New Jersey Infrastructure Bank Revenue	2.250%	9/1/51	2,500	1,606
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,035
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	366
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,615	6,893
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,005	9,322
New Jersey Rutgers State University College & University Revenue VRDO	0.960%	9/1/22	48,575	48,575
New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	11/1/22	7,000	7,124
New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	11/1/22	14,290	14,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,900
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	149
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,290
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,331
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,197
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,083
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,745
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,236
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	290
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	3,939
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	11,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,616
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,007
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,910	3,130
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	6,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,084
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,282
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,451
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,757
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	60	34
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	690	385
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,375	2,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,578
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,551
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,113
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,066
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	3,933
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	619
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,050	1,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	3,620	3,477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,722
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,827
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	600	561

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,500	5,781
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	3,000	3,098
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,082
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	487
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	375
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,103
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,100
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	418
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,681
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,625
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,617
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,611
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,764
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,182
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,481
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	2,000	1,885
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,360
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	1,871
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	17,535	16,058
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,078
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	10,195	9,212
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,076
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,070
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,063
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,058
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	976
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	1,952
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,593
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,300	3,187
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	811
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,250	2,163
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,103
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,072
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	6,000	6,227
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	6,640	5,336
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,362
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,500	3,162
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,061
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	763
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,512
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,179
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	4,699
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	1,080	478
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	93
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	730
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	87
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,871
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	165
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	152
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,406
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,368
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,123
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	120	124
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,785	3,949
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,379
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	7,898
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,034
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,290
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	659
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,211
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,529
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	10,520
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,208
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	12,745	12,217
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	5,945	5,681
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,795	15,294
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	1,002
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,269
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,000	16,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.770%	9/1/22	5,115	5,115
[2]	Newark Board of Education GO	5.000%	7/15/31	500	575
[2]	Newark Board of Education GO	5.000%	7/15/32	500	571
[2]	Newark Board of Education GO	5.000%	7/15/33	520	589
[2]	Newark Board of Education GO	4.000%	7/15/35	500	506
[2]	Newark Board of Education GO	4.000%	7/15/36	525	528
[2]	Newark Board of Education GO	4.000%	7/15/37	450	450
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,130
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,276
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,412
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	1,850
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	1,781
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,703
	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,692
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	873
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	395
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,620
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,723
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,159
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,269
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,261
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,146
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,196
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,048
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,661
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	759
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	115
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	129
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	133
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	617
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,091
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,304
	Passaic County NJ GO	3.000%	5/1/32	540	522
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,745
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,150
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,651
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	815
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	413
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,538
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	780
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	686
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	865
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,108
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,091
[2]	Salem County NJ GO	3.000%	6/15/33	270	254
	Salem County NJ GO	2.000%	6/15/36	1,680	1,259
	Salem County NJ GO	2.000%	6/15/37	1,835	1,347
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	1,910	1,970
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,516
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,793
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	223
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,269
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	561
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	463
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	557
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	552
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	768
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	550
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	9,620	9,790
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,032
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,508
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,788
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,771
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,658
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	2,962
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,017
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,022
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,023
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	853
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	749
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,060
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,039
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,270
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	884
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,753
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,517
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,165	2,366
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,629
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,659
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	4,036
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,054
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,936
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	3,992
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,103
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,122
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,087
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,228
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	18,255	18,851
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	3,660	3,687
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	14,250	14,910
	Toms River Board of Education GO	3.000%	7/15/33	2,000	1,856
	Township of Toms River NJ GO	4.000%	6/1/38	1,190	1,207
	Union City NJ GO	5.000%	11/1/23	1,060	1,086
	Union County NJ GO	4.000%	3/1/32	3,000	3,223
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	847
	West Deptford Township NJ GO	3.000%	2/15/32	640	622
	West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,608
					2,049,714
Delaware (1.1%)
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	922
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	190
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	399
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	906
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	189
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	339
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	896
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	394
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	884
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	188
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,313
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,005
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	165
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	700
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	187
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	446
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	203
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	737
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,050
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	186
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	1,936
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	951
					24,566
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	1/1/23	3,000	3,077
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	188
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	115	102
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,175
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,399
					5,941
New York (4.4%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	925	998
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,752
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,081
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	5,469
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,127
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,804
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,291
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,127
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	3,939
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	981
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,476
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,247
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,081
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	914
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,388
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,943
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	11,520	10,921
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,124
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,336
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,675
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	5,298
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,215
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,172
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	4,753
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,295
					99,637
Pennsylvania (2.8%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,688
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,447
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	151
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,698
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,084
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	151
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	4,900
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	195
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,441
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	172
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	2,711
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	166
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	238
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	187
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	12,836
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,830
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,921
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,235
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,069
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,161
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,709

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	4,292
				64,282
Puerto Rico (0.5%)
Commonwealth of Puerto Rico GO	5.625%	7/1/27	311	329
Commonwealth of Puerto Rico GO	5.625%	7/1/29	339	365
Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,100	1,205
Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	373
Commonwealth of Puerto Rico GO	4.000%	7/1/33	66	62
Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	264
Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	71
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	332	311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,008
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	90
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,875	5,703
				11,021
Total Tax-Exempt Municipal Bonds (Cost $2,389,226)				2,255,161
Total Investments (98.8%) (Cost $2,389,226)				2,255,161
Other Assets and Liabilities—Net (1.2%)				26,568
Net Assets (100%)				2,281,729
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $15,389,000, representing 0.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Securities with a value of $2,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2022	(16)	(2,003)	1
Ultra Long U.S. Treasury Bond	December 2022	(7)	(1,047)	5
				6
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,255,161	—	2,255,161
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.